INCOME TAXES	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
10.	INCOME TAXES

The Company and its subsidiaries file separate income tax returns.

The United States of America (“USA”)

The Company is incorporated in the Cayman Islands. After the completion of the redomestication merger on August 4, 2011, the Company is deemed to have taken up the tax status of Cogo Maryland for United States federal income tax purposes, and is, accordingly, subject to United States federal income tax at a tax rate of 34%.

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and the British Virgin Islands, the Company and its subsidiaries that are incorporated in the Cayman Islands and the British Virgin Islands are not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company’s subsidiaries, no Cayman Islands or British Virgin Islands withholding tax will be imposed.

Hong Kong

The Company’s subsidiaries that are incorporated in Hong Kong are subject to Hong Kong Profits Tax. The applicable profits tax rate is 16.5% for 2011, 2012 and 2013. The payments of dividends by Hong Kong companies are not subject to any Hong Kong withholding tax.

PRC

On March 16, 2007, the National People’s Congress passed the Corporate Income Tax law (the “CIT law”) which revised the PRC statutory income tax rate to 25%. The CIT law was effective on January 1, 2008. Accordingly, the Company’s PRC subsidiaries are subject to income tax at 25% effective from January 1, 2008 unless otherwise specified.

Prior to January 1, 2008, the Company’s subsidiaries located in the Shenzhen Special Economic Zone (“Shenzhen Subsidiaries”) were entitled to the preferential tax rate of 15%. In addition, the Shenzhen Subsidiaries, being production oriented foreign investment enterprises, were each entitled to a tax holiday of two-year tax exemption followed by three-year 50% tax reduction starting from the first profit making year from the PRC tax perspective (“2+3 tax holiday”) under the then effective tax regulations.

The CIT law and its relevant regulations provide a five-year transition period from January 1, 2008 for the Shenzhen Subsidiaries which were established before March 16, 2007 and were entitled to preferential tax rates under the then effective tax regulations, as well as grandfathering certain tax holidays. The transitional tax rates are 18%, 20%, 22%, 24% and 25% for 2008, 2009, 2010, 2011 and 2012 onwards, respectively.

Further, Comtech Broadband SZ, Mega Sky SZ and Mega Smart SZ, being software and integrated circuit design enterprises, were each granted a 2+3 tax holiday and were subject to income tax at rates ranging from 0% to 12.5% for the year ended December 31, 2013.

(a)	Income / (loss) before Income Taxes and Provision for Income Taxes

The Group’s income / (loss) before income taxes and extraordinary item consists of the following:

	2013	2013	2012	2011
	USD	RMB	RMB	RMB
Continuing operations

U.S.	1,371	8,305	(10,757)	(14,708)
PRC, excluding Hong Kong	3,321	20,105	(92,897)	(164,499)
Hong Kong	(388)	(2,351)	(13,231)	(69,603)
Other foreign jurisdictions	176	1,066	289	(127)
	4,480	27,125	(116,596)	(248,937)

Discontinued operations

U.S.	1,847	11,183	-	-
PRC, excluding Hong Kong	5,353	32,404	161,729	214,921
Hong Kong	(6,815)	(41,256)	10,384	(103,329)
Other foreign jurisdictions	10	59	(971)	(321)
	395	2,390	171,142	111,271

The provision for income taxes consists of the following:

	2013	2013	2012	2011
	USD	RMB	RMB	RMB
Continuing operations
Current tax
PRC, excluding Hong Kong	750	4,541	4,248	1,060
Hong Kong	258	1,559	1	91
Deferred tax
Hong Kong	(317)	(1,918)	(1,918)	(2,468)
	691	4,182	2,331	(1,317)

Discontinued operations
Current tax
PRC, excluding Hong Kong	262	1,584	1,484	7,139
Hong Kong	438	2,651	4,279	7,986
Deferred tax
Hong Kong	(1,531)	(9,266)	(2,255)	(2,255)
	(831)	(5,031)	3,508	12,870
Income tax (benefit)/expense	(140)	(849)	5,839	11,553

Reconciliation between income tax expense and the amount that result by applying the PRC statutory tax rate to income / (loss) before income taxes is as follows:

	2013	2013	2012	2011
	USD	RMB	RMB	RMB
Income / (loss) before income taxes	4,875	29,515	54,546	(137,666)

PRC statutory tax rate	25%	25%	25%	25%
Computed “expected” income tax expense / (benefit)	1,219	7,379	13,637	(34,417)
Effect of PRC preferential income tax rate	—	—	—	(471)
Effect of PRC tax holiday	(3,574)	(21,638)	(29,113)	(33,947)
PRC R&D bonus deduction	—	—	—	(1,617)
Tax rate differential for U.S and Hong Kong entities	903	5,465	(726)	13,375
Entities of other foreign jurisdictions not subject to income tax	(47)	(282)	171	112
Change in valuation allowance	(341)	(2,065)	3,921	(1,544)
Non-taxable items:
Interest income	(1)	(2)	(61)	(63)
Foreign exchange gain	(59)	(354)	(455)	(56)
Disposal of subsidiaries	(1,160)	(7,024)	(17)	—
Other non-taxable income	—	—	(485)	—
Non-deductible items:
Impairment loss of goodwill	—	—	—	43,146
Allowance for doubtful accounts	69	416	—	384
Share-based compensation	2,077	12,575	16,486	16,679
Professional fees	—	—	—	2,462
Foreign exchange loss	25	152	827	—
Other non-deductible items	72	433	499	595
Deemed income for income tax purposes	677	4,096	1,155	6,915
Income tax (benefit)/expense	(140)	(849)	5,839	11,553

The PRC tax rate has been used because the Company’s principal operations are in the PRC. The effects of the tax holiday are RMB21,638 (USD 3,574), RMB29,113 and RMB33,947 for the years ended December 31, 2013, 2012 and 2011, respectively (equivalent to basic earnings per share amount of RMB0.66 (USD0.11), RMB0.80 and RMB0.92 and a diluted earnings per share amount of RMB0.66 (USD0.11), RMB0.80 and RMB0.92 for the years ended December 31, 2013, 2012 and 2011, respectively).

(b)	Deferred Tax Assets and Liabilities

The tax effects of the Group’s temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows:

	2013	2013	2012
	USD	RMB	RMB
Deferred tax assets:
Tax loss carryforwards	883	5,346	13,244
Valuation allowance	(883)	(5,346)	(13,244)

Net deferred tax asset	—	—	—

Deferred tax liabilities:
Intangible assets	(1,663)	(10,070)	(21,254)

Net deferred tax liabilities	(1,663)	(10,070)	(21,254)

The movements of the valuation allowance are as follows:

	2013	2013	2012	2011
	USD	RMB	RMB	RMB
Balance at the beginning of the year	2,188	13,244	9,880	11,424
Addition of valuation allowance	580	3,509	5,663	5,171
Reduction of valuation allowance	(921)	(5,574)	(1,742)	(6,715)
Disposal of subsidiaries	(964)	(5,833)	(557)	—
Balance at the end of the year	883	5,346	13,244	9,880

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or tax loss carryforwards are utilized.

As of December 31, 2013, the Company had no net tax loss carryforwards for United States federal income tax purposes after taken in the consideration of unrecognized tax benefits.

As of December 31, 2013, the Company’s PRC and Hong Kong subsidiaries had tax loss carryforwards of approximately RMB16,156 (USD2,668) and RMB7,921 (USD1,308), respectively. The tax losses for the PRC subsidiaries amounting to nil, RMB1,131, RMB4,302, RMB9,795 and RMB928 will expire in 2014, 2015, 2016, 2017 and 2018, respectively. The tax loss for the Hong Kong subsidiary does not expire under the current Hong Kong tax legislation.

According to the prevailing PRC income tax law and its relevant regulations, non-PRC-resident enterprises are levied withholding tax at 10%, unless reduced by tax treaties or similar arrangements, on dividends from their PRC-resident investees for earnings accumulated beginning on January 1, 2008, and undistributed earnings generated prior to January 1, 2008 are exempt from such withholding tax. Further, the Company’s distributions from its non-U.S. subsidiaries are subject to the U.S. federal income tax at 34%, less any applicable qualified foreign tax credits. Due to the Company’s plan of reinvesting permanently its earnings in its non-U.S. business, the Company has not provided for deferred income tax liabilities of RMB205,185 (USD33,894) and RMB354,507 for U.S. federal income tax purposes on its overseas subsidiaries’ undistributed earnings of RMB603,486 (USD99,689) and RMB1,042,669 as of December 31, 2013 and 2012, respectively.

(c)	Accounting for unrecognized tax benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2013, 2012 and 2011 is as follows:

	2013	2013	2012	2011
	USD	RMB	RMB	RMB
Balance at the beginning of the year	—	—	—	—
Addition related to current year tax positions	2,680	16,226	—	—
Balance at the end of the year	2,680	16,226	—	—

Included in the balance of unrecognized tax benefits as of December 31, 2013 was a potential benefit of RMB16,226. The unrecognized tax benefits were presented in the balance sheet as a reduction of the deferred tax asset for tax loss carryforwards since the uncertain tax position would reduce the tax loss carryforwards under the tax law. Management of the Company does not expect the amount of the unrecognized tax benefits will change significantly within the next twelve months. No interest or penalty expenses were recorded for the years ended December 31, 2013 and 2012.

The Company and its subsidiaries file income tax returns in the United States, PRC and Hong Kong. The Company could be subject to U.S. federal income tax examination by tax authorities for years beginning in 2010. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances where the underpayment of taxes is more than RMB100 (USD17). In the case of transfer pricing issues, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. Accordingly, the PRC tax returns for the Company’s PRC subsidiaries are open to examination by the PRC state and local tax authorities for the tax years beginning in 2008. The tax returns for the Company’s Hong Kong subsidiaries are currently open to examination by the Hong Kong tax authorities for the tax years beginning in 2007.